Inventories, net - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	€ 2,073.4	€ 2,026.3
Work-in-process	1,805.0	1,505.9
Finished products	1,164.2	771.3
Inventories, gross	5,042.6	4,303.5
Inventory reserves	(473.2)	(494.3)	€ (441.3)
Inventories, net	€ 4,569.4	€ 3,809.2